[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-21339

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)

522 Fifth Avenue NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 Fifth Avenue NEW YORK, NY 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	7/31/09

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Bank Note (0.5%)
Banking (0.5%)
Bank of America N.A.,
0.27%, 8/17/09 (Cost $25,000)	$25,000	$25,000
Certificates of Deposit (20.4%)
International Banks (20.4%)
Bank of Montreal,
0.28%, 8/10/09 - 8/17/09	225,000	225,000
Barclays Bank plc,
0.34%, 11/5/09	205,000	205,000
Lloyds TSB Bank,
0.60%, 9/4/09	75,000	75,000
Rabobank Nederland NV,
0.65%, 6/4/10 (b)	150,000	150,000
Royal Bank of Scotland plc,
0.50%, 10/13/09	175,000	175,000
Societe Generale N.A., Inc.,
0.67%, 5/5/11 (b)	91,000	91,000
Total Certificates of Deposit (Cost $921,000)		921,000

Commercial Paper (28.7%)(e)
Asset Backed — Consumer Loans (1.2%)
Amsterdam Funding Corp.,
0.57%, 8/3/09 (a)	55,000	54,998

International Banks (27.5%)
Calyon North America, Inc.,
0.70%, 8/4/09	117,000	116,993
Danske Corp.,
Zero Coupon, 9/9/09 (a)	160,000	159,958
ING U.S. Funding LLC,
0.45%, 9/9/09	75,000	74,964
NRW.Bank,
0.40%, 10/5/09 (a)	35,000	34,975
0.45%, 11/13/09 (a)	185,000	184,759
San Paolo IMI U.S. Financial Co.,
0.26%, 9/11/09 - 9/14/09	130,000	129,960
Societe Generale N.A., Inc.,
0.69%, 8/6/09	135,000	134,987
UBS Finance, Inc.,
0.92%, 8/21/09	230,000	229,883
Westpac Banking Corp.,
0.66%, 3/8/10 (a)	175,000	175,000
		1,241,479
Total Commercial Paper (Cost $1,296,477)		1,296,477

Floating Rate Notes (10.1%)
U.S. Agency Securities (10.1%)
Federal Home Loan Bank,
0.62%, 11/19/10	200,000	199,944
0.67%, 11/18/10	20,000	19,991
0.75%, 11/8/10	235,000	234,872
Total Floating Rate Notes (Cost $454,807)		454,807

Repurchase Agreements (43.8%)

Bank of America Securities LLC, 0.39%, dated 7/31/09, due 8/3/09, repurchase price $185,006; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Daimler Finance North America LLC, 5.75%, due 9/8/11; International Lease Finance Corp., 0.93% to 5.65%, due 7/1/11 to 6/1/14; Mexico Government International Bond, 5.63% to 9.88%, due 2/1/10 to 1/11/40; Pemex Project Funding Master Trust, 1.25%, due 12/3/12; Petroleos Mexicanos, 8.00%, due 5/3/19; Ryder System, Inc., 4.63% to 5.85%, due 4/1/10 to 11/1/16; United Mexican States, 5.95%, due 3/19/19, valued at $194,250.

	185,000	185,000
BNP Paribas Securities Corp., 0.21%, dated 7/31/09, due 8/3/09, repurchase price $455,008; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 5.35% to 6.74%, due 9/1/36 to 10/1/37; Federal National Mortgage Association, Adjustable Rate Mortgages, 3.10% to 6.27%, due 9/1/29 to 12/1/47, valued at $468,650.	455,000	455,000
BNP Paribas Securities Corp., 0.23%, dated 7/31/09, due 8/3/09, repurchase price $200,004; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bills, 0.23% to 0.44%, due 12/24/09 to 7/1/10; U.S. Treasury Bonds, 4.25% to 9.88%, due 11/15/15 to 5/15/39; U.S. Treasury Notes, 2.63% to 5.00%, due 8/15/09 to 2/29/16, valued at $204,000.	200,000	200,000
BNP Paribas Securities Corp., 0.39%, dated 7/31/09, due 8/3/09, repurchase price $200,007; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: AutoZone, Inc., 7.13%, due 8/1/18; Bemis Co., Inc. 5.65%, due 8/1/14; ConAgra Foods, Inc., 7.00%, due 4/15/19; Daimler Finance North America LLC, 7.30% to 7.75%, due 1/18/11 to 1/15/12; PSEG Power LLC, 7.75%, due 4/15/11; Telecom Italia Capital S.A., 0.96% to 6.20%, due 2/1/11 to 7/18/11, valued at $210,000.	200,000	200,000
Deutsche Bank Securities, Inc., 0.26%, dated 7/31/09, due 8/3/09, repurchase price $100,002; fully collateralized by a U.S. agency security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgage, 7.00%, due 3/1/37, valued at $103,000.	100,000	100,000

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
Goldman Sachs & Co., 0.21%, dated 7/31/09, due 8/3/09, repurchase price $259,144; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, Fixed Rate Mortgage: 4.50% to 7.00%, due 12/15/23 to 6/15/39, valued at $266,914.	$259,140	$259,140
RBC Capital Markets Corp., 0.22%, dated 7/31/09, due 8/3/09, repurchase price $200,004; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 5.19%, due 4/1/38; Federal National Mortgage Association, Adjustable Rate Mortgages, 4.98% to 5.49%, due 7/1/37 to 3/1/38; Federal National Mortgage Association, Fixed Rate Mortgages, 4.50% to 5.00%, due 5/1/34 to 1/1/35; Government National Mortgage Association, Fixed Rate Mortgage: 4.00%, due 5/20/39, valued at $206,000.	200,000	200,000

RBC Capital Markets Corp., 0.39%, dated 7/31/09, due 8/3/09, repurchase price $200,006; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Alcoa, Inc., 5.38%, due 1/15/13; ArcelorMittal, 5.38% to 9.00%, due 6/1/13 to 2/15/15; Arrow Electronics, Inc., 6.88%, due 7/1/13, Boeing Co. (The), 4.88%, due 2/15/20; Canadian Pacific Railway Co., 6.25%, due 10/15/11; Citigroup Funding, Inc., 1.52%, due 5/7/10; Comcast Corp., 6.40%, due 5/15/38; Dow Chemical Co. (The), 7.60%, due 5/15/14; Goldman Sachs Group, Inc. (The), 5.13%, due 1/15/15; Hartford Financial Services Group, Inc., 5.50%, due 10/15/16; Province of Newfoundland, 8.65%, due 10/22/22; EnCana Corp., 7.20%, due 11/1/31; Potash Corp. of Saskatchewan, Inc., 6.50%, due 5/15/19; Rio Tinto Finance USA., Ltd., 8.95%, due 5/1/14; Rogers Communications, Inc., 8.00%, due 12/15/12; Rowan Cos., Inc., 7.88%, due 8/1/19; Royal Bank of Canada, Zero Coupon, due 2/26/10 to 5/31/11, Southern California Edison Co., 5.95%, due 2/1/38; Suncor Energy, Inc., 6.85%, due 6/1/39, Telefonica Emisiones SAU, 4.95% due 1/15/15; Time Warner Cable, Inc., 8.25%, due 4/1/19; TransCanada Pipelines Ltd., 9.88%, due 1/1/21; Valero Energy Corp., 7.50%, due 4/15/32; Verizon Communications, Inc., 6.40%, due 2/15/38; Vodafone Group plc, 6.25%, due 11/30/32, valued at $210,000.

	200,000	200,000

RBS Securities, Inc., 0.39%, dated 7/31/09, due 8/3/09, repurchase price $25,001; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Altria Group, 9.25% to 9.95%, due 8/6/19 to 11/10/38; Capital One Financial Corp., 6.15%, due 9/1/16; Continental Airlines, Inc., 6.50% to 7.26%, due 6/15/11 to 3/15/20; CVS Caremark Corp., 5.75% to 6.25%, due 6/1/17 to 6/1/27; International Lease Finance Corp., 5.45%, due 3/24/11; Kraft Foods, Inc., 5.25% to 6.75%, due 11/1/11 to 8/11/17; Petrobras International Finance Co., 7.88%, due 3/15/19; Time Warner, Inc., 0.68%, due 11/13/09, valued at $25,256.

	25,000	25,000
Societe Generale N.A., Inc., 0.20%, dated 7/31/09, due 8/3/09, repurchase price $150,003; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages, 5.50% to 7.50%, due 11/1/37 to 10/1/38, valued at $154,500.	150,000	150,000
Total Repurchase Agreements (Cost $1,974,140)		1,974,140
Total Investments (103.5%) (Cost $4,671,424)		4,671,424
Liabilities in Excess of Other Assets (-3.5%)		(159,755)
Net Assets (100%)		$4,511,669

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2009.
(e)	The rates shown are the effective yields at the date of purchase.

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Notes to Portfolios of Investments for further information regarding fair value measurement.)

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	prices	observable inputs	unobservable inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Bank Note
Banking	$—	$25,000	$—	$25,000
Certificates of Deposit
International Banks	—	921,000	—	921,000
Commercial Paper
Asset Backed — Consumer Loans	—	54,998	—	54,998
International Banks	—	1,241,479	—	1,241,479
Total Commercial Paper	—	1,296,477	—	1,296,477
Floating Rate Notes
U.S. Agency Securities	—	454,807	—	454,807
Repurchase Agreements	—	1,974,140	—	1,974,140
Total Assets	—	4,671,424	—	4,671,424
Total	$—	$4,671,424	$—	$4,671,424

Morgan Stanley Institutional Liquidity Funds

Prime Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Bank Note (0.6%)
Banking (0.6%)
Bank of America,
0.27%, 8/17/09 (Cost $70,000)	$70,000	$70,000

Certificates of Deposit (13.6%)
International Banks (13.6%)
Bank of Montreal,
0.28%, 8/10/09 - 8/17/09	620,000	620,000
Barclays Bank plc,
0.34%, 11/5/09	505,000	505,000
Lloyd’s TSB Bank plc,
0.55%, 10/1/09	595,965	595,965
Total Certificates of Deposit (Cost $1,720,965)		1,720,965

Commercial Paper (34.5%)(e)
Asset Backed — Consumer Loans (1.3%)
Amsterdam Funding Corp.,
0.57%, 8/5/09(a)	162,100	162,090

International Banks (33.2%)
Calyon North America, Inc.,
0.70%, 8/4/09	313,000	312,982
Danske Corp.,
Zero Coupon, 9/9/09(a)	458,000	457,881
ING U.S. Funding LLC,
0.45%, 9/9/09	230,000	229,888
National Australia Funding,
0.34%, 8/26/09(a)	150,000	149,964
NRW.Bank,
0.40%, 10/5/09(a)	550,000	549,603
0.45%, 11/13/09(a)	47,000	46,939
RBS Holdings USA, Inc.,
0.70%, 9/21/09(a)	175,000	174,827
0.80%, 9/4/09(a)	50,000	49,962
0.98%, 8/17/09(a)	200,000	199,913
1.00%, 8/13/09(a)	200,000	199,933
San Paolo IMI U.S. Financial Co.,
0.26%, 9/11/09 - 9/14/09	385,000	384,882
Societe Generale N.A., Inc.,
0.69%, 8/6/09	404,000	403,961
UBS Finance, Inc.,
0.94%, 8/21/09	553,500	553,211
Westpac Banking Corp.,
0.51%, 10/15/09(a)	500,000	500,000
		4,213,946
Total Commercial Paper (Cost $4,376,036)		4,376,036

Floating Rate Notes (8.6%)
U.S. Agency Securities (8.6%)
Federal Home Loan Bank,
0.62%, 11/19/10	565,000	564,841
0.67%, 11/18/10	20,000	19,992
0.72%, 11/12/10	225,000	224,851
0.75%, 11/8/10	285,000	284,845
Total Floating Rate Notes (Cost $1,094,529)		1,094,529

Repurchase Agreements (46.3%)

Bank of America Securities LLC, 0.39%, dated 7/31/09, due 8/3/09, repurchase price $515,017; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Altria Group, Inc., 9.70%, due 11/10/18; American Express Centurion Bank, 6.00%, due 9/13/17; American International Group, Inc., 5.60%, due 10/18/16; Anheuser-Busch InBev Worldwide, Inc., 7.75%, due 1/15/19; Black & Decker Corp., 8.95%, due 4/15/14; Cardinal Health, Inc., 6.75%, due 2/15/11; CenturyTel, Inc., 5.00% to 7.88%, due 8/15/12 to 1/15/28; Citigroup, Inc., 6.13% to 6.62%, due 6/15/32 to 8/25/36; CVS Caremark Corp., 6.30%, due 6/1/37; Deutsche Telekom International Finance BV, 5.75%, due 3/23/16; Dominion Resources, Inc., 6.40%, due 6/15/18; Embarq Corp., 7.08%, due 6/1/16; Financial Security Assurance Holdings Ltd., 6.40%, due 12/15/66; Goldman Sachs Group, Inc. (The), 1.06%, due 3/22/16; Hartford Financial Services Group, Inc., 6.00%, due 1/15/19; Home Depot, Inc., 5.40%, due 3/1/16; HRPT Properties Trust, 6.65%, due 1/15/18; Humana, Inc., 8.15%, due 6/15/38; International Lease Finance Corp., 5.65% to 5.75%, due 6/15/11 to 6/1/14; Jersey Central Power & Light, 7.35%, due 2/1/19; J.P. Morgan Chase Capital XXV, 6.80%, due 10/1/37; Kimco Realty Corp., 5.19%, due 10/1/13; Kraft Foods, Inc., 6.13% to 6.88%, due 8/11/17 to 1/26/39; Liberty Mutual Group, Inc., 4.88%, due 2/1/10; Loews Corp., 5.25%, due 3/15/16; M&I Marshall & IIsley Bank, 0.92%, due 12/4/12; Marsh & McLennan Cos., Inc., 5.75%, due 9/15/15; Mexico Government International Bonds, 5.63% to 6.75%, due 1/15/17 to 9/27/34; Nationwide Health Properties, Inc., 6.25%, due 2/1/13; News America, Inc., 6.90% to 7.28%, due 3/1/19 to 6/30/28; Nexen, Inc., 5.05%, due 11/20/13; NiSource Finance Corp., 6.80%, due 1/15/19; Northrop Grumman Corp., 3.70%, due 8/1/14; Northrop Grumman Space & Mission Systems Corp., 7.75%, due 6/1/29; Pacific Gas & Electric Co., 6.35%, due 2/15/38; PCCW-HKT Capital Ltd., 8.00%, due 11/15/11; Pemex Project Funding Master Trust, 6.63%, due 6/15/35; Prudential Financial, Inc., 6.00% to 6.63%, due 12/1/17 to 12/1/37; Suncor Energy, Inc., 5.95%, due 12/1/34; SunTrust Bank, 5.40% to 5.45%, due 12/1/17 to 4/1/20; Time Warner, Inc., 6.50%, due 11/15/36; Torchmark Corp., 6.38%, due 6/15/16; United Overseas Bank Ltd., 5.38%, due 9/3/19; Whirlpool Corp., 8.00% to 8.60%, due 5/1/12 to 5/1/14, valued at $540,750.

515,000	515,000

Morgan Stanley Institutional Liquidity Funds

Prime Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
Barclays Capital, Inc., 0.20%, dated 7/31/09, due 8/3/09, repurchase price $1,325,022; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, Fixed Rate Mortgages: 4.50% to 6.50%, due 11/20/37 to 7/20/39, valued at $1,364,750.	$1,325,000	$1,325,000
Barclays Capital, Inc., 0.22%, dated 7/31/09, due 8/3/09, repurchase price $50,001; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Inflation Indexed Bond, 2.38%, due 4/15/11; U.S. Treasury Bond Principal STRIPS, Zero Coupon, due 5/15/11, valued at $51,000.	50,000	50,000
BNP Paribas Securities Corp., 0.21%, dated 7/31/09, due 8/3/09, repurchase price $790,014; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage: 5.50%, due 3/1/38; Federal National Mortgage Association, Fixed Rate Mortgages: 5.50% to 6.50%, due 11/1/37 to 11/1/38; Federal National Mortgage Association, Floating Rate Mortgages: 2.41% to 5.19%, due 4/1/38 to 2/1/44, valued at $813,700.	790,000	790,000

BNP Paribas Securities Corp., 0.39%, dated 7/31/09, due 8/3/09, repurchase price $275,009; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: British Telecommunications plc, 9.63%, due 12/15/30; Comcast Cable Holdings LLC, 9.80%, due 2/1/12; Comcast Corp., 6.50%, due 11/15/35; CVS Caremark Corp., 0.97%, due 6/1/10; Kraft Foods, Inc., 5.25%, due 10/1/13; OneBeacon U.S. Holdings., Inc., 5.88%, due 5/15/13; PSEG Power LLC. 7.75%, due 4/15/11; Rio Tinto Finance USA Ltd., 8.95%, due 5/1/14; Telecom Italia Capital S.A., 4.00% to 4.95%, due 1/15/10 to 7/15/32; Time Warner Entertainment Co., LP, 8.34%, due 7/15/33; Time Warner, Inc., 6.76% to 7.70%, due 4/15/11 to 5/1/32; XTO Energy, Inc., 6.75%, due 8/1/37, valued at $288,750.

	275,000	275,000
Deutsche Bank Securities, Inc., 0.21%, dated 7/31/09, due 8/3/09, repurchase price $1,370,024; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.00% to 7.00%, due 12/1/36 to 10/1/38, valued at $1,411,100.	1,370,000	1,370,000
Goldman Sachs & Co., 0.21%, dated 7/31/09, due 8/3/09, repurchase price $212,129; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, Fixed Rate Mortgages: 4.00% to 7.00%, due 6/15/24 to 7/15/39, valued at $218,489.	212,125	212,125
HSBC Securities USA, Inc., 0.20%, dated 7/31/09, due 8/3/09, repurchase price $300,005; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 5.50% to 6.00%, due 12/1/37 to 10/1/38, valued at $309,003.	300,000	300,000

RBC Capital Markets Corp., 0.39%, dated 7/31/09, due 8/3/09, repurchase price $50,002; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Anandarko Petroleum Corp., 7.95%, due 6/15/39; Barrick Gold Corp., 6.95%, due 4/1/19; Cardinal Health, Inc., 5.80%, due 10/15/16; Comcast Corp., 6.55%, due 7/1/39; Credit Suisse New York, 5.00%, due 5/15/13; HSBC Holdings plc, 6.50%, due 5/2/36; Kraft Foods, Inc., 6.13% due 8/23/18; Liberty Mutual Group, Inc., 5.75%, due 3/15/14; Merrill Lynch & Co., Inc., 0.87%, due 6/5/12; Rohm & Haas Co., 6.00%, due 9/15/17; Royal Bank of Canada, Zero Coupon to 4.13%, due 1/26/10 to 5/31/11; Telecom Italia Capital S.A., 6.18%, due 6/18/14, valued at $52,500.

	50,000	50,000
RBS Securities, Inc., 0.21%, dated 7/31/09, due 8/3/09, repurchase price $825,014; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 0.88% to 4.13%, due 10/31/09 to 8/15/18, valued at $841,504.	825,000	825,000
Societe Generale N.A., Inc., 0.20%, dated 7/31/09, due 8/3/09, repurchase price $150,003; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage: 5.50%, due 12/1/33; Federal National Mortgage Association, Fixed Rate Mortgages, 5.50%, due 9/1/34 to 10/1/38, valued at $154,500.	150,000	150,000
Total Repurchase Agreements (Cost $5,862,125)		5,862,125
Total Investments (103.6%) (Cost $13,123,655)		13,123,655
Liabilities in Excess of Other Assets (-3.6%)		(458,676)
Net Assets (100%)		$12,664,979

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	The rates shown are the effective yields at the date of purchase.

STRIPS	Separate Trading of Registered Interest and Principal of Securities

Morgan Stanley Institutional Liquidity Funds

Prime Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Notes to Portfolios of Investments for further information regarding fair value measurement.)

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	prices	observable inputs	unobservable inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Bank Note
Banking	$—	$70,000	$—	$70,000
Certificates of Deposit
International Banks	—	1,720,965	—	1,720,965
Commercial Paper
Asset Backed — Consumer Loans	—	162,090	—	162,090
International Banks	—	4,213,946	—	4,213,946
Total Commercial Paper	—	4,376,036	—	4,376,036
Floating Rate Notes
U.S. Agency Securities	—	1,094,529	—	1,094,529
Repurchase Agreements	—	5,862,125	—	5,862,125
Total Assets	—	13,123,655	—	13,123,655
Total	$—	$13,123,655	$—	$13,123,655

Morgan Stanley Institutional Liquidity Funds

Government Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
U.S. Agency Securities (52.1%)
Federal Farm Credit Bank,
0.19%, 3/29/10(b)	$13,500	$13,499
0.32%, 12/15/09 - 12/28/09(b)	250,000	249,903
0.34%, 3/3/10(b)	10,000	9,990
0.35%, 3/4/10(b)	50,000	49,997
0.36%, 9/24/09(b)	100,000	99,997
0.45%, 6/25/10(b)	50,000	49,990
0.48%, 3/5/10(b)	34,000	33,996
Federal Home Loan Bank,
0.19%, 8/6/09(b)	150,000	150,000
0.20%, 8/7/09 - 9/9/09(d)	189,000	188,975
0.20%, 8/10/09 - 12/28/09(b)	660,000	659,949
0.21%, 8/26/09 - 9/16/09(d)	120,000	119,974
0.21%, 8/27/09(b)	50,000	49,999
0.22%, 8/13/09(b)	100,000	100,000
0.23%, 8/27/09(b)	75,000	75,000
0.24%, 10/2/09(b)	20,000	19,999
0.24%, 10/14/09(d)	44,000	43,979
0.30%, 1/12/10(b)	25,000	25,000
0.31%, 1/6/10(d)	67,000	66,910
0.32%, 1/20/10	90,000	89,990
0.34%, 8/7/09(b)	100,000	100,000
0.37%, 8/7/09(b)	75,000	75,000
0.40%, 9/18/09(b)	50,000	50,000
0.45%, 12/8/09(b)	40,000	39,994
0.49%, 2/1/10(d)	15,000	14,962
0.55%, 7/20/10	50,000	50,000
0.62%, 11/19/10(b)	400,000	399,888
0.65%, 6/10/10	40,000	40,000
0.67%, 11/18/10(b)	292,000	291,874
0.70%, 12/7/09 - 12/11/09(d)	190,000	189,515
0.72%, 11/12/10(b)	235,000	234,845
0.73%, 12/8/09(d)	80,000	79,791
0.79%, 2/19/10(b)	167,000	166,976
0.80%, 4/30/10	45,000	45,063
0.88%, 8/5/09(b)	358,200	358,199
2.56%, 8/4/09	100,000	100,015
3.26%, 10/2/09	38,100	38,251
3.75%, 8/18/09	208,055	208,369
4.25%, 11/20/09	115,000	116,374
5.00%, 9/18/09 - 12/11/09	100,000	100,800
6.50%, 11/13/09	11,000	11,182
Federal Home Loan Mortgage Corp.,
0.23%, 10/19/09(d)	64,000	63,968
0.26%, 9/18/09(b)	196,200	196,206
0.32%, 1/19/10(d)	50,000	49,924
2.88%, 12/2/09	80,000	80,500
4.88%, 2/9/10	39,200	40,099
6.63%, 9/15/09	110,000	110,777
Federal National Mortgage Association,
0.27%, 10/1/09(d)	175,830	175,751
1.00%, 12/7/09(d)	100,000	99,644
4.63%, 12/15/09	37,761	38,358
Total U.S. Agency Securities (Cost $5,663,472)		5,663,472

U.S. Treasury Securities (1.0%)
U.S. Treasury Bills,
0.20%, 10/1/09(c)	85,000	84,971
0.29%, 12/17/09(c)	25,000	24,972
Total U.S. Treasury Securities (Cost $109,943)		109,943

Repurchase Agreements (46.8%)
Barclays Capital, Inc., 0.20%, dated 7/31/09, due 8/3/09, repurchase price $400,007; fully collateralized by U.S. agency securities at the date of Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 6.12%, due 10/1/37; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 6.50%, due 2/1/37 to 10/1/37; Federal National Mortgage Association, Adjustable Rate Mortgage, 4.98%, due 8/1/39; Federal National Mortgage Association, Fixed Rate Mortgages, 4.50% to 5.00%, due 6/1/20 to 8/1/39, valued at $412,000.	400,000	400,000
Barclays Capital, Inc., 0.22%, dated 7/31/09, due 8/3/09, repurchase price $300,006; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 6.25%, due 8/15/23, valued at $306,000.	300,000	300,000
BNP Paribas Securities Corp., 0.21%, dated 7/31/09, due 8/3/09, repurchase price $1,100,019; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage, 5.50%, due 1/1/38; Federal National Mortgage Association, Fixed Rate Mortgages, 5.50% to 6.00%, due 7/1/35 to 10/1/38, valued at $1,133,000.	1,100,000	1,100,000
BNP Paribas Securities Corp., 0.23%, dated 7/31/09, due 8/3/09, repurchase price $100,002; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, 0.20%, due 12/10/09; U.S. Treasury Bonds, 4.75% to 12.50%, due 8/15/14 to 2/15/37; U.S. Treasury Notes, 2.13% to 4.88%, due 11/30/09 to 8/15/16, valued at $102,000.	100,000	100,000
Deutsche Bank Securities, Inc., 0.21%, dated 7/31/09, due 8/3/09, repurchase price $480,008; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages, 5.50% to 7.00%, due 4/1/37 to 8/1/37, valued at $494,400.	480,000	480,000
Goldman Sachs & Co., 0.21%, dated 7/31/09, due 8/3/09, repurchase price $505,417; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, Fixed Rate Mortgages, 5.50% to 6.00%, due 2/15/39 to 7/15/39, valued at $520,570.	505,408	505,408

Morgan Stanley Institutional Liquidity Funds

Government Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
HSBC Securities USA, Inc., 0.20%, dated 7/31/09, due 8/3/09, repurchase price $300,005; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 4.00% to 5.50%, due 3/1/14 to 3/1/34, valued at $309,001.	$300,000	$300,000
RBS Securities, Inc., 0.23%, dated 7/31/09, due 8/3/09, repurchase price $500,010; fully collateralized by U.S. agency securities and U.S. treasury security at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Discount Notes, Zero Coupon, due 8/28/09 to 1/22/10; Federal National Mortgage Association, Discount Note, Zero Coupon, due 1/27/10; U.S. Treasury Note, 6.50%, due 2/15/10, valued at $510,001.	500,000	500,000

RBS Securities, Inc., 0.23%, dated 7/31/09, due 8/3/09, repurchase price $1,000,019; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Banks, Discount Notes, Zero Coupon, due 8/3/09 to 1/20/10; Federal Home Loan Mortgage Corp., Discount Note, Zero Coupon, due 12/10/09; Federal Home Loan Mortgage Corp., Fixed Rate Mortgage, 5.00%, due 4/18/17; Federal National Mortgage Association, Discount Notes, Zero Coupon, due 8/4/09 to 1/15/10; Federal National Mortgage Association, Fixed Rate Mortgages, 1.38% to 8.28%, due 12/10/09 to 7/27/26, valued at $1,020,002.

	1,000,000	1,000,000
Societe Generale N.A., Inc., 0.20%, dated 7/31/09, due 8/3/09, repurchase price $400,007; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages, 5.00% to 6.00%, due 3/1/34 to 8/1/37, valued at $412,000.	400,000	400,000
Total Repurchase Agreements (Cost $5,085,408)		5,085,408
Total Investments (99.9%) (Cost $10,858,823)		10,858,823
Other Assets in Excess of Liabilities (0.1%)		13,137
Net Assets (100%)		$10,871,960

(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2009.
(c)	Rates shown are the yield to maturity at July 31, 2009.
(d)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

Morgan Stanley Institutional Liquidity Funds

Government Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Notes to Portfolios of Investments for further information regarding fair value measurement.)

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	prices	observable inputs	unobservable inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
U.S. Agency Securities	$—	$5,663,472	$—	$5,663,472
U.S. Treasury Securities	—	109,943	—	109,943
Repurchase Agreements	—	5,085,408	—	5,085,408
Total Assets	—	10,858,823	—	10,858,823
Total	$—	$10,858,823	$—	$10,858,823

Morgan Stanley Institutional Liquidity Funds

Government Securities Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
U.S. Agency Securities (98.5%)
Federal Farm Credit Bank,
0.19%, 3/29/10(b)	$1,500	$1,500
0.21%, 9/15/09(d)	4,000	3,999
0.32%, 12/21/09(b)	3,000	2,995
0.36%, 9/24/09(b)	33,000	32,998
0.48%, 3/5/10(b)	1,000	1,000
0.82%, 2/12/10(b)	750	750
0.90%, 12/16/09	12,000	12,011
Federal Home Loan Bank,
0.11%, 8/3/09(d)	265,335	265,333
0.14%, 8/5/09(d)	33,600	33,600
0.18%, 8/12/09(d)	12,440	12,439
0.19%, 8/21/09(d)	3,850	3,850
0.20%, 8/10/09 - 8/28/09(d)	26,398	26,395
0.21%, 8/26/09 - 9/16/09(d)	25,500	25,495
0.22%, 8/13/09(b)	1,100	1,100
0.22%, 9/18/09(d)	6,050	6,048
0.23%, 9/1/09 - 9/23/09(d)	6,444	6,442
0.25%, 9/4/09(b)	17,500	17,500
0.26%, 11/25/09(d)	4,503	4,499
0.30%, 11/18/09 - 12/1/09	6,217	6,211
0.30%, 1/12/10(b)	7,000	7,000
0.36%, 1/21/10(d)	2,000	1,997
0.55%, 7/20/10	5,000	4,999
0.62%, 11/19/10(b)	25,000	24,993
0.65%, 6/10/10	3,000	3,000
0.66%, 3/2/10(b)	5,000	5,000
0.67%, 11/18/10(b)	20,000	19,991
0.70%, 12/7/09(d)	10,000	9,975
0.72%, 11/12/10(b)	10,000	9,993
0.73%, 12/8/09(d)	10,000	9,974
0.79%, 2/19/10(b)	6,000	5,999
0.88%, 8/5/09(b)	24,000	24,000
1.03%, 2/18/10	3,500	3,509
2.56%, 8/4/09	20,000	20,003
3.26%, 10/2/09	5,000	5,020
4.25%, 11/13/09 - 11/20/09	11,500	11,634
5.00%, 9/18/09	12,695	12,773
5.25%, 8/5/09	20,000	20,011
Tennessee Valley Authority,
0.19%, 8/13/09(d)	10,000	9,999
Total U.S. Agency Securities (Cost $674,035)		674,035

U.S. Treasury Securities (1.3%)
U.S. Treasury Bills,
0.20%, 10/1/09(c)	6,000	5,998
0.50%, 4/1/10(c)	3,000	2,990
Total U.S. Treasury Securities (Cost $8,988)		8,988
Total Investments (99.8%) (Cost $683,023)		683,023
Other Assets in Excess of Liabilities (0.2%)		1,295
Net Assets (100%)		$684,318

(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2009.
(c)	Rates shown are the yield to maturity at July 31, 2009.
(d)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

Morgan Stanley Institutional Liquidity Funds

Government Securities Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Notes to Portfolios of Investments for further information regarding fair value measurement.)

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	prices	observable inputs	unobservable inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
U.S. Agency Securities	$—	$674,035	$—	$674,035
U.S. Treasury Securities	—	8,988	—	8,988
Total Assets	—	683,023	—	683,023
Total	$—	$683,023	$—	$683,023

Morgan Stanley Institutional Liquidity Funds

Treasury Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
U.S. Treasury Securities (38.9%)
U.S. Treasury Bills,
0.15%, 8/13/09(c)	$85,000	$84,995
0.19%, 10/15/09(c)	92,000	91,964
0.20%, 10/1/09(c)	125,000	124,957
0.26%, 12/24/09(c)	99,000	98,896
0.27%, 11/19/09 - 1/14/10(c)	267,250	267,012
0.29%, 12/3/09 - 12/17/09(c)	363,020	362,627
0.30%, 11/12/09(c)	56,000	55,952
0.31%, 11/27/09(c)	96,000	95,903
0.32%, 12/10/09(c)	75,000	74,914
0.50%, 4/1/10(c)	80,000	79,731
0.53%, 5/6/10(c)	75,000	74,699
0.95%, 10/22/09(c)	99,000	98,786
U.S. Treasury Notes,
3.38%, 9/15/09 - 10/15/09	129,000	129,676
4.00%, 8/31/09 - 9/30/09	200,000	200,895
6.00%, 8/15/09	99,000	99,188
Total U.S. Treasury Securities (Cost $1,940,195)		1,940,195

Repurchase Agreements (61.0%)
Bank of America Securities LLC, 0.18%, dated 7/31/09, due 8/3/09, repurchase price $67,425; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Inflation Indexed Bond, 3.00%, due 7/15/12, valued at $68,773.	67,424	67,424
Barclays Capital, Inc., 0.20%, dated 7/31/09, due 8/3/09, repurchase price $585,010; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Inflation Indexed Bond, 0.88%, due 4/15/10, valued at $596,700.	585,000	585,000
BNP Paribas Securities Corp., 0.20%, dated 7/31/09, due 8/3/09, repurchase price $650,011; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, 0.32%, due 4/1/10; U.S. Treasury Notes, 0.88% to 4.00%, due 12/31/09 to 8/15/18, valued at $663,000.	650,000	650,000
Credit Suisse Securities USA LLC, 0.19%, dated 7/13/09, due 8/12/09, repurchase price $100,016; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bills, 0.16% to 0.23%, due 10/8/09 to 10/29/09, valued at $102,004.	100,000	100,000
Credit Suisse Securities USA LLC, 0.19%, dated 7/31/09, due 8/3/09, repurchase price $294,005; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 3.13% to 5.13%, due 9/30/13 to 5/15/16, valued at $299,884.	294,000	294,000
Deutsche Bank Securities, Inc., 0.18%, dated 7/31/09, due 8/3/09, repurchase price $76,001; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond Principal STRIPS, Zero Coupon, due 11/15/15 to 8/15/21, valued at $77,520.	76,000	76,000
RBS Securities, Inc., 0.21%, dated 7/31/09, due 8/3/09, repurchase price $175,003; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 3.63% to 4.25%, due 10/31/09 to 11/15/14, valued at $178,501.	175,000	175,000
RBS Securities, Inc., 0.21%, dated 7/31/09, due 8/3/09, repurchase price $1,000,018; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 1.13% to 4.88%, due 10/15/09 to 5/15/18, valued at $1,020,001.	1,000,000	1,000,000
Societe Generale N.A., Inc., 0.19%, dated 7/31/09, due 8/3/09, repurchase price $100,002; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Coupon STRIPS, Zero Coupon, due 2/15/13 to 11/15/28, valued at $102,000.	100,000	100,000
Total Repurchase Agreements (Cost $3,047,424)		3,047,424
Total Investments (99.9%) (Cost $4,987,619)		4,987,619
Other Assets in Excess of Liabilities (0.1%)		7,189
Net Assets (100%)		$4,994,808

(c)	Rates shown are the yield to maturity at July 31, 2009.

STRIPS	Separate Trading of Registered Interest and Principal of Securities

Morgan Stanley Institutional Liquidity Funds

Treasury Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Notes to Portfolios of Investments for further information regarding fair value measurement.)

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	prices	observable inputs	unobservable inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
U.S. Treasury Securities	$—	$1,940,195	$—	$1,940,195
Repurchase Agreements	—	3,047,424	—	3,047,424
Total Assets	—	4,987,619	—	4,987,619
Total	$—	$4,987,619	$—	$4,987,619

Morgan Stanley Institutional Liquidity Funds

Treasury Securities Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
U.S. Treasury Securities (100.0%)
U.S. Treasury Bills,
0.11%, 8/13/09(c)	$14,235	$14,234
0.13%, 8/27/09(c)	10,400	10,399
0.14%, 8/6/09 - 9/3/09(c)	9,385	9,385
0.16%, 8/20/09(c)	13,490	13,489
0.17%, 10/1/09(c)	13,400	13,396
0.18%, 10/8/09(c)	3,000	2,999
0.23%, 10/22/09(c)	3,000	2,999
0.30%, 11/12/09(c)	3,000	2,997
0.34%, 11/19/09(c)	1,425	1,424
U.S. Treasury Note,
4.00%, 9/30/09	3,500	3,521
Total U.S. Treasury Securities (Cost $74,843)		74,843
Total Investments (100.0%) (Cost $74,843)		74,843
Other Assets in Excess of Liabilities (0.0%)		10
Net Assets (100%)		$74,853

(c)	Rates shown are the yield to maturity at July 31, 2009.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Notes to Portfolios of Investments for further information regarding fair value measurement.)

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	prices	observable inputs	unobservable inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
U.S. Treasury Securities	$—	$74,843	$—	$74,843
Total Assets	—	74,843	—	74,843
Total	$—	$74,843	$—	$74,843

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Tax -Exempt Instruments (98.1%)
Commercial Paper (5.9%) (e)
California Health Facilities Financing Authority, Kaiser Permanente, Series 2006 E,
0.35%, 8/4/09	$10,000	$10,000
California Statewide Communities Development Authority, Kaiser Permanente, Series 2009 B-5,
0.20%, 8/4/09	7,000	7,000
Florida Municipal Power Agency, Series A,
0.20%, 8/4/09	20,000	20,000
Harris County Cultural Education Facilities Finance Corp., TX, Methodist Hospital System, Series 2009 C-1,
0.38%, 9/3/09	3,000	3,000
0.43%, 10/6/09	3,000	3,000
0.45%, 11/4/09	3,000	3,000
0.48%, 12/2/09	6,500	6,500
0.55%, 1/28/10 - 2/25/10	11,500	11,500
Houston, TX,
Series E-1,
0.35%, 8/20/09	10,700	10,700
0.40%, 8/3/09 - 8/20/09	9,000	9,000
Series H-2,
0.38%, 8/27/09	7,750	7,750
Las Vegas Valley Water District, NV, Water, Series 2004 B,
0.15%, 8/4/09	9,000	9,000
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Hospital, Series 2004 B,
0.35%, 8/5/09	6,650	6,650
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins University, Series B,
0.30%, 8/20/09	6,643	6,643
Massachusetts Health & Educational Facilities Authority, Harvard University, Series EE,
0.30%, 8/20/09	4,392	4,392
New York City Municipal Water Finance Authority, NY, Series 6,
0.45%, 8/27/09	20,000	20,000
University of Michigan Regents, General, Series 2009 B,
0.23%, 8/10/09	6,000	6,000
University of Texas Regents, Financing System, Series 2002 A,
0.20%, 8/11/09	9,000	9,000
		153,135
Daily Variable Rate Bonds (5.0%)
Chicago, IL, Refinancing,
Series 2007 E,
0.28%, 1/1/42	8,000	8,000
Series 2007 F,
0.30%, 1/1/42	12,800	12,800
Chicago, IL, Second Lien Wastewater Transmission, Sub Series 2008 C-1,
0.38%, 1/1/39	26,115	26,115
Harris County Cultural Education Facilities Financing Corp., TX, Methodist Hospital System, Series 2008 C-1,
0.30%, 12/1/24	15,700	15,700
Kentucky Public Energy Authority, Inc., Gas Supply, Series 2006 A,
0.35%, 8/1/16	65,936	65,936
Murray City, UT, IHC Health Services, Inc., Series 2005 D,
0.35%, 5/15/37	2,800	2,800
		131,351
Municipal Bonds & Notes (9.5%)
Akron, OH, Series 2009 BANs,
1.38%, 6/24/10	5,315	5,328
Board of Cooperative Educational Services, NY, Suffolk County First Supervisory District, Series 2009 RANs,
2.00%, 6/25/10	4,000	4,028
Cattaragus-Little Valley Central School District, NY, Series 2009 B, BANs,
2.25%, 7/30/10	4,767	4,808
Cook County School District No. 99, IL, Cicero Alternate Revenue Source, Series 2009 B,
2.00%, 2/1/10	5,000	5,005
Downsville Central School District, NY, Series 2009 BANs,
2.75%, 7/15/10	2,000	2,024
Florence County School District No. 001, SC, Series 2009 Notes,
2.00%, 5/1/10	2,190	2,213
Forestville Central School District, NY, Series 2009 BANs,
2.00%, 7/15/10	3,174	3,198
Galloway Township, NJ, Series 2008 BANs,
3.00%, 9/11/09	2,000	2,002
Harris County, TX, Series 2009 TANs,
1.50%, 2/25/10	20,000	20,125
Hartford Central School District, NY, Series 2009 BANs,
2.50%, 6/18/10	4,000	4,007
Holland Patent Central School District, NY, Series 2009 BANs,
2.00%, 6/25/10	3,000	3,008
Indiana Bond Bank, Midyear Funding Notes, Series 2009 A,
2.00%, 1/6/10	8,000	8,050
Lansinburgh, NY, Central School District, Series 2009 BANs,
2.00%, 6/23/10	3,405	3,414
Lewiston-Porter Central School District, NY, Series 2009 BANs,
2.25%, 7/29/10	3,000	3,027
Lucas County, OH, Series 2009 BANs,
1.00%, 7/22/10	4,000	4,011

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Municipal Bonds & Notes (cont’d)
Merrimack Valley Regional Transit Authority, MA, Series 2009 RANs,
2.25%, 6/25/10	$3,000	$3,020
Mineola Union Free School District, NY, Series 2009 BANs,
2.25%, 6/28/10	4,000	4,033
North Syracuse Central School District , NY, Series 2009 BANs,
2.25%, 6/18/10	3,000	3,025
Penn Yan Central School District, NY, Series 2009 BANs,
2.25%, 6/18/10	10,260	10,344
Phoenix Central School District, NY, Series 2009 BANs,
2.25%, 7/16/10	3,300	3,326
Pioneer Valley Transit Authority, MA, Series 2009 RANs,
2.25%, 7/29/10	8,000	8,045
Red Creek Central School District, NY, Series 2009 A BANs,
2.25%, 7/15/10	2,000	2,015
Schroon Lake Central School District, NY, Series 2009 BANs,
2.00%, 6/18/10	2,450	2,465
Sodus Central School District, NY, Series 2009 BANs,
2.00%, 6/25/10	2,000	2,005
South Glens Falls Central School District, NY, Series 2009 BANs,
2.25%, 6/18/10	2,000	2,015
Texas, Series 2008 TRANs,
3.00%, 8/28/09	120,000	120,120
Wachusett Regional School District, MA, Series 2009 RANs,
1.50%, 11/1/09	4,100	4,107
Wappingers Central School District, NY, Series 2009 TANs,
1.50%, 10/30/09	3,750	3,758
Worcester Regional Transit Authority, MA, Series 2009 RANs,
2.00%, 6/25/10	4,585	4,605
		247,131
Weekly Variable Rate Bonds (77.7%)
Alaska Housing Finance Corp.,
Home Mortgage,
Series 2009 A,
0.27%, 12/1/40	3,500	3,500
Series 2009 B,
0.25%, 12/1/40	11,440	11,440
Albuquerque, NM, Albuquerque Academy, Series 2002,
0.35%, 10/15/16	20,915	20,915
American Public Energy Agency, NE, Gas Supply, Series 2005 A,
0.40%, 12/1/15	20,000	20,000
Arizona Health Facilities Authority, Banner Health, Series 2008 D ROCs II-R, Series 11687,
0.39%, 7/1/25(a)	1,600	1,600
Aurora, CO, Children’s Hospital Association (The), Series 2008 C,
0.30%, 12/1/33	13,775	13,775
Austin Trust, AZ, Arizona Health Facilities Authority Banner Health, Series 2008 A, Custody Receipts, Series 2008-1097,
0.41%, 1/1/35	3,385	3,385
Austin Trust, NC, Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare, Series 2008 A, Custody Receipts, Series 2008-1149,
0.41%, 1/15/47	7,748	7,748
Austin Trust, NV, Clark County, Series 2008, Custody Receipts, Series 2008-1171,
0.36%, 6/1/38	9,770	9,770
Austin Trust, TX, Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series 2007 A, Custody Receipts, Series 2007-1031,
0.41%, 2/15/36	3,835	3,835
Barclays Capital Municipal Trust Receipts, WA, King County Limited Tax, Series 2009 Floater- TRs, Series 2009 1W (AGC),
0.36%, 1/1/39(a)	1,000	1,000
Berks County Municipal Authority, PA, Reading Hospital & Medical Center,
Series 2009 A-1,
0.27%, 11/1/44	20,000	20,000
Series 2009 A-5,
0.68%, 5/1/32	6,000	6,000
Bucks County Industrial Development Authority, PA, Grand View Hospital, Series 2008 A,
0.29%, 7/1/34	1,900	1,900
Bucks County Industrial Development Authority, PA, Pennswood Village, Series 2007 A,
0.40%, 10/1/34	6,400	6,400
Bucks County, PA, Industrial Development Authority, Grand View Hospital, Series 2008 B,
0.31%, 7/1/39	2,800	2,800
California Statewide Communities Development Authority, Kaiser Permanente, Series 2009 C-1,
0.25%, 4/1/46	9,100	9,100
Cape Girardeau County Industrial Development Authority, MO, St Francis Medical Center, Series 2009 B,
0.38%, 6/1/39	1,200	1,200
Central Utah Water Conservancy District, Series 2008 B,
0.45%, 4/1/32	24,830	24,830
Chicago Board of Education, IL, Series 2009 A-1,
0.35%, 3/1/26	5,000	5,000
Cleveland, OH, Water, Series 2009 R,
0.29%, 1/1/33	16,300	16,300

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Colorado Educational & Cultural Facilities Authority, Gaston Christian Schools, Inc., Series 2007,
0.35%, 7/1/37	$9,895	$9,895
Colorado Educational & Cultural Facilities Authority, Pueblo Serra Worship Holdings, Series 2006,
0.34%, 3/1/37	16,295	16,295
Colorado Educational & Cultural Facilities Authority, Valor Christian Schools, Series 2007,
0.35%, 11/1/38	20,000	20,000
Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society, Series 2008,
0.38%, 6/1/15	1,900	1,900
Columbus, OH, Sewer, Series 2008 B,
0.23%, 6/1/32	5,850	5,850
Cook County, IL, Series 2002 B,
0.41%, 11/1/31	61,900	61,900
Dallas Area Rapid Transit, TX, Sales Tax, Series 2008 ROCs II-R, Series 11541,
0.39%, 6/1/16	3,500	3,500
Delaware Health Facilities Authority, Christiana Care Health Services, Series 2008 B,
0.33%, 10/1/38	2,350	2,350
Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena, Series 2000 A,
0.35%, 11/1/30	7,200	7,200
Fairfax County Industrial Development Authority, VA, Inova Health System Foundation,
Series 1988 A,
0.29%, 10/1/25	7,100	7,100
Series 1998 B,
0.29%, 10/1/25	2,800	2,800
Series 2000,
0.29%, 1/1/30	18,900	18,900
Florida State Board of Education, FL, Capital Outlay, Series 2005 G ROCs II-R, Series 12017,
0.39%, 1/15/11	7,800	7,800
Franklin County, OH, Ohio Health Corp.,
Series 2008 A,
0.28%, 11/15/33	58,600	58,600
Series 2009 B,
0.37%, 11/15/41	20,000	20,000
Gainesville, FL, Utilities System 2007, Series A,
0.23%, 10/1/36	2,000	2,000
Guilford County, NC, Series 2007 B,
0.36%, 4/1/27	4,000	4,000
Harris County Hospital District, TX, Senior Lien, Series 2007 ROCs II-R, Series 12075 (BHAC),
0.51%, 8/15/10	21,075	21,075
Harris County Industrial Development Corp., TX, Baytank, Inc., Series 1998,
0.38%, 2/1/20	13,600	13,600
Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group, Series 2006 C ROCs II-R, Series 11564 (BHAC),
0.51%, 11/15/14	1,900	1,900
Houston, TX, Water & Sewer Systems, Series 2002 A PUTTERS, Series 2786 (Prerefunded) (FSA),
0.56%, 7/24/10	10,035	10,035
Illinois, Series 2004 A ROCs II-R, Series 10337,
0.39%, 9/1/12(a)	6,225	6,225
Illinois Development Finance Authority, IL, Museum of Contemporary Art, Series 1994,
0.38%, 2/1/29	6,725	6,725
Illinois Development Finance Authority, Young Men’s Christian Association of Metropolitan Chicago, Series 2001,
0.38%, 6/1/29	4,900	4,900
Illinois Finance Authority, Advocate Health Care Network, Series 2008, Sub Series C-2B,
0.29%, 11/1/38	34,425	34,425
Illinois Finance Authority, University of Chicago Medical Center, Series 2009 A-2,
0.34%, 8/15/26	4,160	4,160
Indiana Development Finance Authority, IN, Culver Educational Foundation (The), Series 1997,
0.32%, 1/1/32	13,300	13,300
Indiana Finance Authority, Ascension Health, Series 2008 E-2,
0.25%, 11/15/36	18,000	18,000
Indiana Finance Authority, Sisters of St. Francis Health Services, Inc.,
Series 2008 I,
0.25%, 11/1/37	1,000	1,000
Series 2008 J,
0.32%, 11/1/37	1,250	1,250
Indiana Finance Authority, Trinity Health,
Series 2008 D-1,
0.25%, 12/1/34	18,665	18,665
Series 2008 D-2,
0.25%, 12/1/34	5,000	5,000
Iowa Finance Authority, CHF - Des Moines LLC, Series 2007 A,
0.40%, 6/1/39	19,335	19,335
James City County Economic Development Authority, VA, Virginia United Methodist Homes of Williamsburg, Series 2007 C,
0.40%, 7/1/17	26,145	26,145
JEA, FL, Electric System,
Series Three 2008 B-1,
0.35%, 10/1/40	12,000	12,000
Series Three 2008 B-4,
0.35%, 10/1/36	4,000	4,000

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
JPMorgan Chase & Co., NC, North Carolina Capital Facilities Finance Agency, Duke University PUTTERs, Series 3248,
0.30%, 10/1/34(a)	$4,185	$4,185
Kansas City Industrial Development Authority, MO, Ethans Apartments (The), Series 2004,
0.46%, 2/1/39	29,560	29,560
Kansas City Industrial Development Authority, MO, Kansas City Downtown Redevelopment District, Series 2006 B,
0.38%, 12/1/32	10,000	10,000
Madisonville, KY, Trover Clinic Foundation, Inc., Series 2006 (AGC),
0.44%, 11/1/36	6,685	6,685
Maryland Economic Development Corp., Howard Hughes Medical Institute, Series 2008 A,
0.24%, 2/15/43	17,500	17,500
Maryland Health & Higher Educational Facilities Authority, Catholic Health Initiatives, Series 1997 B,
0.31%, 12/1/15	1,300	1,300
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2008 C,
0.35%, 7/1/41	5,000	5,000
Massachusetts Bay Transportation Authority, Senior Sales Tax, Series 2005 B Eagle #720050087, Class A (FSA),
0.45%, 7/1/29	9,900	9,900
Massachusetts Development Finance Agency, MA, Cushing Academy, Series 2004,
0.36%, 3/1/34	2,000	2,000
Massachusetts Development Finance Agency, Phillips Academy, Series 2003,
0.32%, 9/1/33	15,900	15,900
Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series J-1,
0.23%, 7/1/31	20,320	20,320
Massachusetts Health & Educational Facilities Authority, Partners HealthCare System, Inc., 2003, Series D-2,
0.23%, 7/1/35	15,000	15,000
Massachusetts Health & Educational Facilities Authority, Partners HealthCare System, Inc., 2005, Series F-3,
0.25%, 7/1/40	23,480	23,480
Massachusetts Health & Educational Facility Authority, Harvard University, Series 2005 C ROCs II-R, Series 10390,
0.38%, 1/15/14(a)	6,090	6,090
Metropolitan Transportation Authority, NY, Series 2002 G, Sub Series G-1,
0.27%, 11/1/26	5,425	5,425
Miami-Dade County School Board, FL, Series 2007 B COPs Eagle #20070068, Class A (BHAC),
0.51%, 5/1/32	12,870	12,870
Michigan Higher Education Facilities Authority, Calvin College, Series 2007 B,
0.33%, 9/1/37	6,500	6,500
Michigan Hospital Finance Authority, Ascension Health,
Series 2008 B-2,
0.25%, 11/15/26	5,125	5,125
Series 2008 B-4,
0.25%, 11/15/26	6,300	6,300
Michigan Hospital Finance Authority, McLaren Health Care, Series 2008 B,
0.27%, 10/15/38	17,000	17,000
Michigan Hospital Finance Authority, Trinity Health Credit Group, Series 2005 F,
0.25%, 11/1/18	5,700	5,700
Midcities Metropolitan District No. 1, CO, STARS BNP, Series 2004-110,
0.57%, 12/1/31	13,120	13,120
Milwaukee Redevelopment Authority, WI, University of Wisconsin-Milwaukee-Kenilworth, Series 2005,
0.41%, 9/1/40	2,000	2,000
Minneapolis & St. Paul Housing & Redevelopment Authority, MN, Allina Health System, Series 2007 C-2,
0.29%, 11/15/34	15,200	15,200
Minneapolis, MN, Fairview Health Services, Series 2008 D,
0.25%, 11/15/47	3,400	3,400
Missouri Health & Educational Facilities Authority, Sisters of Mercy Health System,
Series 2008 D,
0.26%, 6/1/39	20,000	20,000
Series 2008 E,
0.26%, 6/1/39	11,200	11,200
Missouri Health & Educational Facilities Authority, SSM Health Care, Series 2005 C-3,
0.22%, 6/1/33	17,200	17,200
Montgomery County Public Building Authority, TN, Pooled Financing, Series 1997,
0.40%, 11/1/27	7,820	7,820
Montgomery County, OH, Catholic Health Initiatives,
Series 2006 B-1,
0.32%, 4/1/37	5,000	5,000
Series 2006 B-2,
0.23%, 4/1/37	21,000	21,000

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
New Castle County, DE, University Courtyard Apartments, Series 2005,
0.32%, 8/1/31	$9,300	$9,300
New Hampshire Higher Educational & Health Facilities Authority, Riverwoods at Exeter, Series 1997 B,
0.36%, 3/1/23	8,385	8,385
New Hampshire Higher Educational & Health Facilities Authority, St. Paul’s School, Series 1998,
0.35%, 1/1/28	24,000	24,000
New Mexico Finance Authority, Sub Lien, Series 2008, Sub Series A-2,
0.20%, 6/15/24	8,000	8,000
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Series 2008,
0.30%, 8/1/34	5,000	5,000
New York City Industrial Development Agency, NY, One Bryant Park LLC, Series 2004 A,
0.40%, 11/1/39	69,260	69,260
New York City Transitional Finance Authority, NY, Fiscal 1999 2nd Series, Sub Series A-2,
0.23%, 11/15/27	10,000	10,000
New York City, NY, Fiscal 2004 Series A, Subseries A-5,
0.32%, 8/1/31	18,895	18,895
North Broward Hospital District, FL, Series 2008 A,
0.22%, 1/15/31	17,025	17,025
North Carolina,
Series 2002 B,
0.14%, 6/1/19	32,760	32,760
Series 2002 D,
0.14%, 6/1/19	19,725	19,725
Series 2002 F,
0.20%, 5/1/21	20,000	20,000
North Carolina Capital Facilities Finance Agency, Barton College, Series 2004,
0.37%, 7/1/19	4,000	4,000
North Carolina Medical Care Commission, Duke University Health System, Series 2005 A,
0.32%, 6/1/28	30,000	30,000
North Carolina Medical Care Commission, First Health of the Carolinas,
Series 2008 A,
0.32%, 10/1/28	14,500	14,500
Series 2008 B,
0.37%, 10/1/18	5,000	5,000
North Carolina Medical Care Commission, Mission-St. Joseph’s Health System, Series 2003,
0.40%, 10/1/18	9,240	9,240
North Carolina Medical Care Commission, Novant Health, Series 2008 B,
0.40%, 11/1/28	20,000	20,000
North Central Texas Health Facilities Development Corp., Baylor Health Care System, Series 2006 A,
0.20%, 8/15/13	20,000	20,000
Ohio, Common Schools,
Series 2005 A,
0.25%, 3/15/25	9,150	9,150
Series 2005 B,
0.25%, 3/15/25	9,560	9,560
Series 2006 B,
0.25%, 6/15/26	18,430	18,430
Oklahoma Turnpike Authority, Second Senior, Series 2006 C,
0.22%, 1/1/28	6,300	6,300
Orange County Health Facilities Authority, FL, Orlando Regional Healthcare System, Series 2008 E,
0.35%, 10/1/26	1,500	1,500
Oregon Facilities Authority, Lewis & Clark College, Series 2008 A,
0.41%, 10/1/32	15,290	15,290
Orlando Utilities Commission, FL, Utility System, Series 2008,
0.30%, 10/1/33	22,200	22,200
Orlando-Orange County Expressway Authority, FL, Series 2007 A, Eagle #20070107, Class A (FSA),
0.51%, 7/1/42	15,000	15,000
Palm Beach County School Board, FL, Series 2007 COPs, Eagle #20070021, Class A (FSA),
0.46%, 8/1/31	21,960	21,960
Pennsylvania Turnpike Commission, 2002,
Series A-2,
0.43%, 12/1/30	17,600	17,600
Series A-3,
0.43%, 12/1/30	31,935	31,935
Philadelphia Industrial Development Authority, PA, Inglis House, Series 1997,
0.35%, 5/1/17	21,000	21,000
Pinellas County Health Facilities Authority, FL, Baycare Health System, Series 2009 A-2,
0.38%, 11/1/38	3,750	3,750
Public Power Generation Agency, NE, Whelan Energy Unit 2, Series 2007, Eagle #20070009, Class A (BHAC),
0.51%, 1/1/41	21,000	21,000
RBC Municipal Products Trust, Inc., PA, Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series 2008 Floater Certificates, Series E-11,
0.46%, 12/1/11(a)	2,000	2,000
RBC Municipal Products Trust, Inc., PA, Berks County Municipal Authority, Reading Hospital & Medical Center, Series 2008 Floater Certificates, Series C-13,
0.46%, 11/1/11(a)	2,000	2,000
Reno, NV, Renown Regional Medical Center, Series 2009 B,
0.32%, 6/1/39	3,185	3,185

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Richmond, KY, Kentucky League of Cities Funding Trust, Series 2006 A,
0.30%, 3/1/36	$6,900	$6,900
Rochester, MN, Health Care Facilities, Mayo Clinic, Series 2008 A,
0.23%, 11/15/38	28,200	28,200
Shelby County Health Educational & Housing Facilities Board, TN, Trezevant Manor, Series 2007 A,
0.36%, 9/1/39	2,000	2,000
South Carolina Jobs - Economic Development Authority, AnMed Health,
Series 2009 A,
0.26%, 2/1/35	1,000	1,000
Series 2009 C,
0.26%, 2/1/33	2,000	2,000
South Carolina Public Service Authority, Series 2007 A, Eagle #20070099, Class A (FSA) ,
0.46%, 1/1/37	10,890	10,890
South Carolina Transportation Infrastructure Bank,
Series B-1,
0.40%, 10/1/31	16,500	16,500
Series B-2,
0.33%, 10/1/31	15,000	15,000
Southcentral Pennsylvania General Authority, PA, WellSpan Health, Series 2008 A ROCs II-R, Series 11686,
0.39%, 12/1/24(a)	1,000	1,000
Southern Ute Indian Tribe of the Southern Ute Indian Reservation, CO, Series 2001,
0.23%, 11/1/31	2,200	2,200
St Joseph County, IN, University of Notre Dame du Lac, Series 2005,
0.18%, 3/1/40	36,800	36,800
Tarrant County Cultural Education Facilities Finance Corp., TX, Texas Health Resources System, Series 2008 B,
0.23%, 11/15/33	18,435	18,435
Travis County Health Facilities Development Corp., TX, Longhorn Village, Series 2008 B,
0.28%, 7/1/37	24,200	24,200
Triborough Bridge & Tunnel Authority, NY, Series 2008 D ROCs II-R, Series 11590 (BHAC),
0.43%, 5/15/16(a)	2,000	2,000
University of Michigan Regents Hospital, Series 2007 B,
0.23%, 12/1/37	11,500	11,500
University of Michigan Regents, General, Series 2008 B,
0.25%, 4/1/28	9,200	9,200
University of Texas Regents, Financing System, Series 2008 B,
0.23%, 8/1/25 - 8/1/32	55,700	55,700
University of Texas Regents, Permanent University Fund, Series 2008 A,
0.25%, 7/1/37	27,400	27,400
Utah Water Finance Agency,
Series 2008 B,
0.37%, 10/1/37	15,000	15,000
Series 2008 B-2,
0.37%, 10/1/35	14,900	14,900
Series 2008 B-4,
0.37%, 10/1/36	26,500	26,500
Series 2009 B,
0.37%, 7/1/32	27,500	27,500
Washington County Authority, PA, Girard Estate, Series 1999,
0.33%, 6/1/27	15,065	15,065
Washington Health Care Facilities Authority, WA, Swedish Health Services, Series 2006,
0.42%, 11/15/26	4,500	4,500
Washington Higher Education Facilities Authority, University of Puget Sound, Series 2006 A,
0.40%, 10/1/30	7,635	7,635
Washington Higher Education Facilities Authority, Whitman College, Series 2008,
0.37%, 1/1/38	30,395	30,395
Washington State, Series VR-96 B,
0.22%, 6/1/20	20,000	20,000
Williamstown, KY, Kentucky League of Cities Funding Trust 2008, Series A,
0.30%, 7/1/38	7,900	7,900
Wisconsin, Clean Water, Series 2001 PUTTERS, Series 2774 (Prerefunded) (FSA),
0.56%, 3/23/10	10,425	10,425
Yavapai County Industrial Development Authority, AZ, Northern Arizona Healthcare System, Series 2008 B,
0.31%, 12/1/39	5,000	5,000
Yorkville United City Special Service Area 2004-106, IL, Special Tax, Series 2004,
0.40%, 3/1/34	3,000	3,000
		2,029,803
Total Tax-Exempt Instruments		2,561,420
Total Investments (98.1%) (Cost $2,561,420)		2,561,420
Other Assets in Excess of Liabilities (1.9%)		49,201
Net Assets (100%)		$2,610,621

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2009.
(e)	The rates shown are the effective yields at the date of purchase.

AGC	Assured Guaranty Corp.
BANs	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
COPs	Certificates of Participation
FSA	Financial Security Assurance Inc.
PUTTERs	Puttable Tax-Exempt Receipts

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

RANs	Revenue Anticipation Notes
ROCs	Reset Option Certificates
TANs	Tax Anticipation Notes
TRANs	Tax and Revenue Anticipation Notes
TRs	Trust Receipts

Summary of Tax-Exempt Instruments by State/Territory

	Value	Percent of Net
State/Territory	(000)	Assets
Texas	$417,175	16.0%
New York	186,079	7.1
Illinois	178,255	6.8
Ohio	173,229	6.6
North Carolina	171,158	6.6
Florida	142,005	5.4
Pennsylvania	134,900	5.2
Massachusetts	116,860	4.5
Utah	111,530	4.3
Indiana	102,065	3.9
Missouri	89,160	3.4
Kentucky	87,421	3.4
Colorado	77,185	3.0
Michigan	67,325	2.6
Washington	63,530	2.4
Virginia	54,945	2.1
South Carolina	47,603	1.8
Minnesota	46,800	1.8
Nebraska	41,000	1.6
Maryland	37,093	1.4
New Mexico	33,915	1.3
New Hampshire	32,385	1.2
California	26,100	1.0
Nevada	21,955	0.8
Iowa	19,335	0.7
Oregon	15,290	0.6
Alaska	14,940	0.6
Wisconsin	12,425	0.5
Delaware	11,650	0.4
Tennessee	9,820	0.4
Arizona	8,385	0.3
Oklahoma	6,300	0.2
New Jersey	2,002	0.1
Arkansas	1,600	0.1
	$2,561,420	98.1%

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Notes to Portfolios of Investments for further information regarding fair value measurement.)

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	prices	observable inputs	unobservable inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Tax-Exempt Instruments
Commercial Paper	$—	$153,135	$—	$153,135
Daily Variable Rate Bonds	—	131,351	—	131,351
Municipal Bonds & Notes	—	247,131	—	247,131
Weekly Variable Rate Bonds	—	2,029,803	—	2,029,803
Total Tax-Exempt Instruments	—	2,561,420	—	2,561,420
Total Assets	—	2,561,420	—	2,561,420
Total	$—	$2,561,420	$—	$2,561,420

Notes to Portfolios of Investments

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities
• Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 –	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates market value.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

[See General Instructions]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Liquidity Funds
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	September 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	September 17, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	September 17, 2009